Income Taxes (Schedule of Deferred Income Tax Assets and Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax assets:
Tax loss carryforwards	$ 1,028	$ 1,118
Tax credit carryforwards	596	534
Regulatory liabilities	295	321
Pension and other post-retirement assets	173	197
Derivative instruments	143	144
Other	463	432
Total deferred income tax assets before valuation allowance	2,698	2,746
Valuation allowance	(317)	(322)
Total deferred income tax assets after valuation allowance	2,381	2,424
Deferred income tax liabilities:
PP&E	(3,462)	(3,307)
Regulatory assets	(358)	(420)
Pension and other post-retirement assets	(335)	(286)
Other	(321)	(350)
Total deferred income tax liabilities	(4,476)	(4,363)
Consolidated Balance Sheets presentation:
Long-term deferred income tax assets	421	392
Long-term deferred income tax liabilities	(2,516)	(2,331)
Net deferred income tax liabilities	$ (2,095)	$ (1,939)